Segmented Information (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Exploration, evaluation and project expenses	$ 252,863	$ 21,986	$ 306,240		$ 62,400
General and administrative expenses	273,175	75,813	483,540		204,397
Net loss	$ (136,606)	$ (176,745)	(31,167)	$ (118,583)	(518,359)	$ (636,942)	$ 612,748
Operating Segments [Member]
Segment Reporting Information [Line Items]
Exploration, evaluation and project expenses			306,240		62,400
General and administrative expenses			483,540		204,397
Other income (expense)			(758,613)		(251,562)
Net loss			$ (31,167)		$ (518,359)